Investment Properties (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Investment Properties [Line Items]
Fair value of investment properties	$ 31,137	$ 30,723	$ 32,118
Investment Property [Member]
Investment Properties [Line Items]
Impairment related to investment properties
Bottom of Range [Member]
Investment Properties [Line Items]
Operating lease term	2 years
Top of Range [Member]
Investment Properties [Line Items]
Operating lease term	12 years
Level 3 [Member] | Investment Property [Member]
Investment Properties [Line Items]
Fair value of investment properties	$ 36,500	$ 35,400